TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

	December 31, 2018	December 31, 2017
	$	$
Trade receivables	11,287	14,848
Value added tax receivables (note 11)	12,811	7,004
Prepayments and deposits	10,880	8,875
Income tax receivable	2,947	1,213
Other taxes receivable	4,274	4,824
Other receivables	642	1,288
	42,841	38,052

No trade receivables are past due and all are expected to be settled within twelve months.

Credit risk is further discussed in note 24(b). We did not hold any collateral for any receivable amounts outstanding at December 31, 2018 or December 31, 2017.